Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 11. Related Parties

The Company’s major related party entities are: ESW LLC, a Florida LLC partially owned by the Company’s Chief Executive Officer and Chief Operating Officer, VS, an importer and installer based in Panama owned by related party family members, and Union Temporal ESW (“UT ESW”), a temporary contractual joint venture under Colombian law with Ventanar S. A. managed by related parties that expires at the end of its applicable contracts.

The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	March 31	December 31
Assets	2014	2013
Due from ESW LLC	$13,357	$11,823
Due from VS	555	2,690
Due from UT ESW	3,331	3,199
Due from other related parties	1,750	1,346
	$18,993	$19,058

	Three month periods ended March 31,
	2014	2013
Revenues
Sales to ESW LLC	$8,513	$4,309
Sales to VS	39	12
Sales to UT ESW	66	3,738
	8,618	8,059

Expenses
Fees paid to directors and officers	$-	$117
Payments to other related parties*	-	89

*Payments to other related parties in 2013 consists of donations to Fundación Tecnoglass.

In 2013, the Company guaranteed a bank loan for $519 to related party A Construir S.A. in order to purchase raw materials and accelerate completion of a warehouse for Tecnoglass. At the December 31, 2013 the guarantee was in good standing and no liabilities have been recorded. At completion of the warehouse in February 2014, the loan was repaid in full and the guarantee was canceled.

In 2013, the Company guaranteed a loan for $163 used to develop a lot adjacent to the Alutions plant into a related party fuel service station Santa Maria del Mar S.A. At the March 31, 2014 the guarantee was in good standing and no liabilities have been recorded, and the Company was in the process of restructuring the guarantee to exclude the involvement of Tecnoglass, S.A., as required by the merger agreement.

On April 16, 2014 the Company guaranteed approximately $300 of bank loans for the Company’s Foundation. The guarantee is in good standing and no liabilities have been recorded.

Note 12. Related Parties

The Company has two major related parties: ES Windows LLC (“ESW LLC”), a Florida LLC partially owned by the Chief Executive Officer and the Chief Operating Officer, and Ventanas Solar S.A. (“VS”), an importer and installer based in Panama owned by related party family members. Union Temporal ESW is a temporary joint venture with Ventanar S.A. for building projects in 2013.

The following is a summary of assets, liabilities, and income and expense transactions as of December 31, 2013 and 2012 with all related parties, shareholders, directors and managers:

Assets—	2013	2012
Due from ESW LLC	$11,823	$1,761
Due from VS	2,690	2,963
Due from Union Temporal ESW	3,199	-
Due from other related parties	1,346	570
	$19,058	$5,294
Revenues—
Sales to ESW LLC and VS	$28,788	$26,123

Expenses—
Fees paid to Directors and Officers	408	592
Paid to other related parties	512	-

The Company guaranteed a bank loan for $519 to related party A Construir S.A. in order to purchase raw materials and accelerate completion of a warehouse for TG. At the December 31, 2013 the guarantee was in good standing and no liabilities have been recorded. At completion of the warehouse in February 2014, the loan was repaid in full and the guarantee was canceled.

The Company guaranteed a loan for $163 used to develop a lot adjacent to the Alutions plant into a related party fuel service station Santa Maria del Mar S.A. At the December 31, 2013 the guarantee was in good standing and no liabilities have been recorded, and the Company was in the process of restructuring the guarantee to exclude the involvement of Tecnoglass, S.A., as required by the merger agreement.